Shareholder Report, Holdings (Details) - Ned Davis Research 360 Dynamic Allocation ETF	Mar. 31, 2025
iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
iShares Core U.S. Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Vanguard Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Vanguard Total International Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
iShares J.P. Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
iShares 20+ Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Vanguard Short-Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%